Other operating income and expenses	12 Months Ended
Dec. 31, 2021
Other operating income and expenses
Other operating income and expenses	Other operating income and expenses
Other operating income and Other operating expenses in the consolidated income statements include:

EUR million
	2021	2020	2019
Insurance activity	211	210	120
Income from insurance and reinsurance contracts issued	1,516	1,452	2,534
Of which:
Insurance and reinsurance premium income	1,381	1,349	2,404
Reinsurance income (note 15)	135	103	130
Expenses of insurance and reinsurance contracts	(1,305)	(1,242)	(2,414)
Of which:
Claims paid, other insurance-related expenses and net provisions for insurance contract liabilities	(1,097)	(1,063)	(2,183)
Reinsurance premiums paid	(208)	(179)	(231)
Other operating income	2,255	1,920	1,797
Non- financial services	291	362	379
Other operating income	1,964	1,558	1,418
Other operating expense	(2,442)	(2,342)	(2,138)
Non-financial services	(283)	(350)	(351)
Other operating expense:	(2,159)	(1,992)	(1,787)
Of which, credit institutions deposit guarantee fund and single resolution fund	(1,016)	(1,005)	(911)
	24	(212)	(221)
Most of Banco Santander’s insurance activity is carried on in life insurance.
The amount of the Group recognises in relation to income from sub-leases of rights of use is not material.